                                                               Rule 497(e)
                                                               File no. 33-26305

                              BLACKROCK FUNDS(SM)

                      THE EQUITY PORTFOLIOS/SERVICE CLASS
                         SUPPLEMENT TO PROSPECTUS DATED

                                JANUARY 28, 1998

The section "What Are The Expenses Of The Portfolios?" has been amended as fol-lows:

The expense tables appearing on page 4 are replaced with the following:

                                  LARGE CAP       LARGE CAP                      MID-CAP     SMALL CAP   SMALL CAP
                                    VALUE           GROWTH         MID-CAP        GROWTH       VALUE       GROWTH
                                    EQUITY          EQUITY       VALUE EQUITY     EQUITY      EQUITY       EQUITY
                                  PORTFOLIO       PORTFOLIO        PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO
ANNUAL PORTFOLIO OPERATING
 EXPENSES
 (AS A PERCENTAGE OF AVERAGE
 NET ASSETS)
Advisory fees
 (after fee waivers)(/1/)                  .54%            .55%            .79%        .79%         .55%        .55%
Other operating expenses                   .60             .62             .65         .65          .63         .63
                                       -------         -------         -------       -----        -----       -----
 Administration fees
  (after fee waivers)(/1/)         .21             .23             .20           .20          .23         .23
 Shareholder servicing fees        .15             .15             .15           .15          .15         .15
 Other expenses                    .24             .24             .30           .30          .25         .25
                                ------          ------          ------          ----        -----        ----
Total Portfolio operating
 expenses
 (after fee waivers)(/1/)                 1.14%           1.17%           1.44%       1.44%        1.18%       1.18%
                                       =======         =======         =======       =====        =====       =====

                                                INTERNATIONAL   INTERNATIONAL
                                INTERNATIONAL     SMALL CAP        EMERGING       SELECT       INDEX
                                    EQUITY          EQUITY         MARKETS        EQUITY      EQUITY      BALANCED
                                  PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO   PORTFOLIO+   PORTFOLIO
ANNUAL PORTFOLIO OPERATING
 EXPENSES
 (AS A PERCENTAGE OF AVERAGE
 NET ASSETS)
Advisory fees
 (after fee waivers)(/1/)(/2/)             .66%            .80%           1.16%        .55%        .025%        .55%
Other operating expenses                   .70             .83             .92         .61         .455         .65
                                       -------         -------         -------       -----        -----       -----
 Administration fees
  (after fee waivers)(/1/)         .21             .23             .23           .23         .033         .23
 Shareholder servicing fees        .15             .15             .15           .15         .150         .15
 Other expenses                    .34             .45             .54           .23         .272         .27
                                ------          ------          ------          ----        -----        ----
Total Portfolio operating
 expenses
 (after fee waivers)(/1/)                 1.36%           1.63%           2.08%       1.16%        .480%       1.20%
                                       =======         =======         =======       =====        =====       =====

(1) Without waivers, advisory fees would be .80% for the Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios and .75%, 1.00% and 1.25%, respective-ly, for the International Equity, International Small Cap Equity and Inter-national Emerging Markets Portfolios, and administration fees would be .23% for the Mid-Cap Value Equity, Mid-Cap Growth Equity, International Equity and Index Equity Portfolios. BlackRock, Inc. and the Portfolios' adminis-trators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating expenses during the remainder of the current fiscal year at the levels set forth in the table. Without waiv-ers, "Other operating expenses" would be .69%, .67%, .71%, .85%, .92% and .48%, respectively, for the Mid-Cap Value Equity, Mid-Cap Growth Equity, International Equity, International Small Cap Equity, International Emerg-ing Markets and Index Equity Portfolios, and "Total Portfolio operating ex-penses" would be 1.49%, 1.47%, 1.46%, 1.85%, 2.17% and .68%, respectively.
(2) Advisory fees with respect to the Index Equity Portfolio represent advisory fees of the Index Master Portfolio.
 + Includes the operating expenses of the Index Master Portfolio that are allo-cable to the Index Equity Portfolio.

The information in the Example on page 5 is replaced with the following:

EXAMPLE

An investor in Service Shares would pay the following expenses on a $1,000 in-vestment assuming (1) a 5% annual return, and (2) redemption at the end of each time period:

                                   ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Large Cap Value Equity Portfolio     $12        $36        $63       $139
Large Cap Growth Equity Portfolio     12         37         64        142
Mid-Cap Value Equity Portfolio        15         46        N/A        N/A
Mid-Cap Growth Equity Portfolio       15         46        N/A        N/A
Small Cap Value Equity Portfolio      12         37         65        143
Small Cap Growth Equity Portfolio     12         37         65        143
International Equity Portfolio        14         43         74        164
International Small Cap Equity
 Portfolio                            17         51        N/A        N/A
International Emerging Markets
 Portfolio                            21         65        112        241
Select Equity Portfolio               12         37         64        141
Index Equity Portfolio                 5         15         27         60
Balanced Portfolio                    12         38         66        145

The section "What Are The Portfolios' Financial Highlights?" has been amended as follows:

The Financial Highlights table for the International Small Cap Equity Portfolio appearing on page 13 is replaced with the following:

                    International Small Cap Equity Portfolio

                                                  FOR THE       FOR THE
                                                  PERIOD         PERIOD
                                                  10/1/97      9/26/97/1/
                                                  THROUGH       THROUGH
                                                  2/28/98       9/30/97
Net asset value at beginning of period            $  9.94       $ 10.00
                                                  -------       -------
Income from Investment operations
 Net Investment income                              (0.01)          --
 Net gain (loss) on Investment (both realized and
  unrealized)                                        0.52         (0.06)
                                                  -------       -------
   Total from investment operations                  0.51         (0.06)
                                                  -------       -------
Less distributions
 Distributions from net investment income             --            --
 Distributions from net realized capital gains      (0.05)          --
                                                  -------       -------
   Total distributions                              (0.05)          --
                                                  -------       -------
Net asset value at end of period                  $ 10.40       $  9.94
                                                  =======       =======
Total return                                         4.85%        (0.30)%
Ratios/Supplemental data
 Net assets at end of period (in thousands)       $   371       $    10
 Ratios of expenses to average net assets
  After advisory/administration fee waiver           1.63%/2/      1.63%/2/
  Before advisory/administration fee waivers         1.91%/2/      1.86%/2/
 Ratios of net investment income to average net
  assets
  After advisory/administration fee waivers         (0.14)%/2/     1.42%/2/
  Before advisory/administration fee waivers        (0.43)%/2/     1.19%/2/
Portfolio turnover rate                                23%            0%
Average Consideration Rate(3)                     $0.0294       $0.0268

--------
/1/Commencement of operations of share class.
/2/Annualized.
/3/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

The Prospectus is amended to reflect the fact that BlackRock, Inc. has changed its name to BlackRock Advisors, Inc.

The section "Who Manages The Fund?" is amended to reflect that effective March 31, 1998, BlackRock Financial Management, Inc. ("BlackRock") acts as sub-ad-viser to each of the Portfolios other than the Index Equity Portfolio and the International Portfolios as a result of the merger of Provident Capital Manage-ment, Inc. and PNC Equity Advisors Company into BlackRock. BlackRock Interna-tional, Ltd. (formerly CastleInternational Asset Management Limited) acts as sub-adviser to each of the International Portfolios.

The section "Who Manages The Fund?" has been amended as follows:

The Portfolios (other than the Index Equity Portfolio) and their portfolio man-agers are as follows:

       BLACKROCK PORTFOLIO                     PORTFOLIO MANAGER
       -------------------                     -----------------
 Large Cap Value Equity          Daniel B. Eagan; portfolio manager with sub-
                                 adviser since 1995; director of investment
                                 strategy at BlackRock, Inc. during 1994 and
                                 1995; prior to 1994, served as senior
                                 research consultant for Mercer Investment
                                 Consulting; portfolio manager since January
                                 1997.
 Large Cap Growth Equity         R. Andrew Damm; portfolio manager with sub-
                                 adviser since 1997; senior investment
                                 strategist with BlackRock, Inc. since 1995;
                                 portfolio manager with PNC Bank from 1988 to
                                 1995; Mr. Damm has participated in the
                                 management of the Portfolio since 1996 and
                                 has been designated portfolio manager since
                                 September 1997.
 Mid-Cap Value Equity            Christian K. Stadlinger, portfolio manager
                                 with sub-adviser since July 1996; prior to
                                 joining sub-adviser, portfolio manager and
                                 Research Analyst with Morgan Stanley Asset
                                 Management; portfolio co-manager since
                                 inception.
                                 Daniel B. Eagan (see above); portfolio co-
                                 manager since inception.
 Mid-Cap Growth Equity           William J. Wykle; portfolio manager with sub-
                                 adviser since 1995; investment manager with
                                 PNC Bank, National Association since 1986;
                                 portfolio co-manager since inception.
                                 Thomas Callan; portfolio manager with sub-
                                 adviser since 1996; equity analyst with PNC
                                 Bank from 1993 to 1996; portfolio co-manager
                                 since May 1998.
 Small Cap Value Equity          Christian K. Stadlinger, portfolio manager
                                 with sub-adviser since July 1996; prior to
                                 joining sub-adviser, portfolio manager and
                                 Research Analyst with Morgan Stanley Asset
                                 Management; portfolio manager since July
                                 1996.
 Small Cap Growth Equity         William J. Wykle (see above); portfolio co-
                                 manager since inception.
                                 Thomas Callan (see above); portfolio co-
                                 manager since May 1998.
 International Equity            Gordon Anderson; portfolio manager with sub-
                                 adviser since 1996; prior to joining sub-
                                 adviser, Investment Director of Dunedin Fund
                                 Managers Ltd.; portfolio manager since 1996.
 International Emerging Markets  Euan Rae; portfolio manager with sub-adviser since 1996; prior to joining sub-adviser,
                                 Head of Emerging Markets at Dunedin Fund
                                 Managers Ltd. and Investment Manager with
                                 Edinburgh Fund Managers; portfolio manager
                                 since 1996.
 International Small Cap Equity  Peter J. Tait; portfolio manager with sub-
                                 adviser since 1996. Director and Head of
                                 Continental European desk and Dunedin Fund
                                 Managers Ltd. from 1990 to 1996; portfolio
                                 manager since inception.
 Select Equity                   Daniel B. Eagan (see above); portfolio
                                 manager since 1995.
 Balanced                        R. Andrew Damm (see above); portfolio co-
                                 manager since 1996.
                                 Robert S. Kapito; Vice Chairman of BlackRock
                                 since 1988; portfolio co-manager since 1995.
                                 Keith T. Anderson; Managing Director and co-
                                 chair of Portfolio Management Group and
                                 Investment Strategy Committee of BlackRock
                                 since 1988; portfolio co-manager since 1995.

The section "How Are Shares Purchased And Redeemed?" has been amended as fol-lows:
The following replaces the first sentence under "Purchase of Shares":

  Service Shares are offered without a sales load to Institutions acting on behalf of their customers, certain persons who were shareholders of The Compass Capital Group at the time of its combination with The PNC(R) Fund during the first quarter of 1996, and investors that participate in the Capital Directions SM asset allocation program.

The following has been added after the last paragraph under "Purchase of Shares":

  In the event that a shareholder acquiring Service Shares on or after May 1, 1998 (other than a former shareholder of The Compass Capital Group as de-scribed above) ceases to meet the eligibility standards for purchasing Service Shares, then the shareholder's Service Shares will, upon the direc-tion of the Fund's distributor, automatically be converted to Investor A Shares of the Portfolio having the same aggregate net asset value as the shares converted. Investor A Shares are currently authorized to bear addi-tional service and distribution fees at the aggregate annual rate of .20% of average daily net assets. In the event that a shareholder acquiring Service Shares on or after May 1, 1998 subsequently satisfies the eligibil-ity standards for purchasing Institutional Shares (other than due to fluc-tuations in market value), then the shareholder's Service Shares will, upon the direction of the Fund's distributor, automatically be converted to In-stitutional Shares of the Portfolio having the same aggregate net asset value as the shares converted.

This Supplement is dated May 26, 1998.

                                                              Rule 497(e)
                                                              File No. 33-26305

                               BLACKROCK FUNDS (SM)

                   THE EQUITY PORTFOLIOS/INSTITUTIONAL CLASS
                         SUPPLEMENT TO PROSPECTUS DATED

                                JANUARY 28, 1998

The section "What Are The Expenses Of The Portfolios?" has been amended as fol-lows:

The expense tables appearing on page 4 are replaced with the following:

                           LARGE CAP  LARGE CAP                   MID-CAP    SMALL CAP  SMALL CAP
                             VALUE     GROWTH       MID-CAP        GROWTH      VALUE     GROWTH
                            EQUITY     EQUITY     VALUE EQUITY     EQUITY     EQUITY     EQUITY
                           PORTFOLIO  PORTFOLIO     PORTFOLIO     PORTFOLIO  PORTFOLIO  PORTFOLIO
 ANNUAL PORTFOLIO
  OPERATING EXPENSES
  (AS A PERCENTAGE OF
  AVERAGE NET ASSETS)
 Advisory fees (after fee
  waivers)(/1/)                  .54%       .55%            .79%        .79%       .55%       .55%
 Other operating expenses        .30        .32             .35         .35        .33        .33
                                 ---        ---             ---         ---        ---        ---
 Administration fees
  (after fee
  waivers)(/1/)             .21        .23          .20           .20         .23        .23
 Other expenses             .09        .09          .15           .15         .10        .10
                            ---        ---          ---           ---         ---        ---
 Total Portfolio
  operating expenses
  (after fee
  waivers)(/1/)                  .84%       .87%           1.14%       1.14%       .88%       .88%
                                 ===        ===            ====        ====        ===        ===

                                           INTERNATIONAL   INTERNATIONAL
                           INTERNATIONAL     SMALL CAP        EMERGING      SELECT       INDEX
                               EQUITY          EQUITY         MARKETS       EQUITY      EQUITY     BALANCED
                             PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO  PORTFOLIO+   PORTFOLIO
 ANNUAL PORTFOLIO
  OPERATING EXPENSES (AS
  A PERCENTAGE OF AVERAGE
  NET ASSETS)
 Advisory fees (after fee
  waivers)(/1/)(/2/)                  .66%            .80%           1.16%       .55%        .025%       .55%
 Other operating expenses             .40             .53             .62        .31         .155        .35
                                      ---             ---             ---        ---         ----        ---
 Administration fees
  (after fee
  waivers)(/1/)               .21             .23             .23           .23        .033         .23
 Other expenses               .19             .30             .39           .08        .122         .12
                              ---             ---             ---           ---        ----         ---
 Total Portfolio
  operating expenses
  (after fee
  waivers)(/1/)                      1.06%           1.33%           1.78%       .86%         .18%       .90%
                                     ====            ====            ====        ===          ===        ===

(1) Without waivers, advisory fees would be .80% for the Mid-Cap Value Equity and Mid-Cap Growth Equity Portfolios and .75%, 1.00% and 1.25%, respective-ly, for the International Equity, International Small Cap Equity and Inter-national Emerging Markets Portfolios, and administration fees would be .23% for the Mid-Cap Value Equity, Mid-Cap Growth Equity, International Equity and Index Equity Portfolios. BlackRock, Inc. and the Portfolios' adminis-trators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating expenses during the remainder of the current fiscal year at the levels set forth in the table. Without waiv-ers, "Other operating expenses" would be .39%, .37%, .41%, .55%, .62% and .18%, respectively, for the Mid-Cap Value Equity, Mid-Cap Growth Equity, International Equity, International Small Cap Equity, International Emerg-ing Markets and Index Equity Portfolios, and "Total Portfolio operating ex-penses" would be 1.19%, 1.17%, 1.16%, 1.55%, 1.87% and .38%, respectively.
(2) Advisory fees with respect to the Index Equity Portfolio represent advisory fees of the Index Master Portfolio.
 + Includes the operating expenses of the Index Master Portfolio that are allo-cable to the Index Equity Portfolio.

The information in the Example on page 5 is replaced with the following:

EXAMPLE

An investor in Institutional Shares would pay the following expenses on a $1,000 investment assuming (1) a 5% annual return, and (2) redemption at the end of each time period:

                                   ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Large Cap Value Equity Portfolio     $ 9        $27        $47       $104
Large Cap Growth Equity Portfolio      9         28         48        107
Mid-Cap Value Equity Portfolio        12         36        N/A        N/A
Mid-Cap Growth Equity Portfolio       12         36        N/A        N/A
Small Cap Value Equity Portfolio       9         28         49        108
Small Cap Growth Equity Portfolio      9         28         49        108
International Equity Portfolio        11         34         58        129
International Small Cap Equity
 Portfolio                            14         42        N/A        N/A
International Emerging Markets
 Portfolio                            18         56         96        209
Select Equity Portfolio                9         27         48        106
Index Equity Portfolio                 2          6         10         23
Balanced Portfolio                     9         29         50        111

The section "What Are The Portfolios' Financial Highlights?" has been amended as follows:

The Financial Highlights table for the International Small Cap Equity Portfolio appearing on page 13 is replaced with the following:

                    INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

                                                   FOR THE      FOR THE
                                                   PERIOD        PERIOD
                                                   10/1/97     9/26/97/1/
                                                   THROUGH      THROUGH
                                                   2/28/98      9/30/97
NET ASSET VALUE AT BEGINNING OF PERIOD             $  9.94      $ 10.00
                                                   -------      -------
Income from investment operations
 Net investment income                                0.01          - -
 Net gain (loss) on investments (both realized and
  unrealized)                                         0.51        (0.06)
                                                   -------      -------
  Total from investment operations                    0.52        (0.06)
                                                   -------      -------
LESS DISTRIBUTIONS
 Distributions from net investment income              - -          - -
 Distributions from net realized capital gains       (0.05)         - -
                                                   -------      -------
  Total distributions                                (0.05)         - -
                                                   -------      -------
NET ASSET VALUE AT END OF PERIOD                   $ 10.41      $  9.94
                                                   =======      =======
Total return                                          5.00%       (0.30)%
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of period (in thousands)        $16,105      $15,415
 Ratios of expenses to average net assets
 After advisory/administration fee waivers            1.33%/2/     1.33%/2/
 Before advisory/administration fee waivers           1.62%/2/     1.55%/2/
 Ratios of net investment income to average net
  assets
 After advisory/administration fee waivers            0.35%/2/     1.42%/2/
 Before advisory/administration fee waivers           0.07%/2/     1.19%/2/
PORTFOLIO TURNOVER RATE                                 23%           0%
AVERAGE COMMISSION RATE/3/                         $0.0294      $0.0268

/1/ Commencement of operations of share class.
/2/ Annualized.
/3/ Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

The Prospectus is amended to reflect the fact that BlackRock, Inc. has changed its name to BlackRock Advisors, Inc.

The section "Who Manages The Fund?" is amended to reflect that effective March 31, 1998, BlackRock Financial Management, Inc. ("BlackRock") acts as sub-ad-viser to each of the Portfolios other than the Index Equity Portfolio and the International Portfolios as a result of the merger of Provident Capital Manage-ment, Inc. and PNC Equity Advisors Company into BlackRock. BlackRock Interna-tional, Ltd. (formerly CastleInternational Asset Management Limited) acts as sub-adviser to each of the International Portfolios.

The section "Who Manages The Fund?" has been amended as follows:

The Portfolios (other than the Index Equity Portfolio) and their portfolio man-agers are as follows:

       BLACKROCK PORTFOLIO                     PORTFOLIO MANAGER
       -------------------                     -----------------
 Large Cap Value Equity          Daniel B. Eagan; portfolio manager with sub-
                                 adviser since 1995; director of investment
                                 strategy at BlackRock, Inc. during 1994 and
                                 1995; prior to 1994, served as senior
                                 research consultant for Mercer Investment
                                 Consulting; portfolio manager since January
                                 1997.
 Large Cap Growth Equity         R. Andrew Damm; portfolio manager with sub-
                                 adviser since 1997; senior investment
                                 strategist with BlackRock, Inc. since 1995;
                                 portfolio manager with PNC Bank from 1988 to
                                 1995; Mr. Damm has participated in the
                                 management of the Portfolio since 1996 and
                                 has been designated portfolio manager since
                                 September 1997.
 Mid-Cap Value Equity            Christian K. Stadlinger, portfolio manager
                                 with sub-adviser since July 1996; prior to
                                 joining sub-adviser, portfolio manager and
                                 Research Analyst with Morgan Stanley Asset
                                 Management; portfolio co-manager since
                                 inception.
                                 Daniel B. Eagan (see above); portfolio co-
                                 manager since inception.
 Mid-Cap Growth Equity           William J. Wykle; portfolio manager with sub-
                                 adviser since 1995; investment manager with
                                 PNC Bank, National Association since 1986;
                                 portfolio co-manager since inception.
                                 Thomas Callan; portfolio manager with sub-
                                 adviser since 1996; equity analyst with PNC
                                 Bank from 1993 to 1996; portfolio co-manager
                                 since May 1998.
 Small Cap Value Equity          Christian K. Stadlinger, portfolio manager
                                 with sub-adviser since July 1996; prior to
                                 joining sub-adviser, portfolio manager and
                                 Research Analyst with Morgan Stanley Asset
                                 Management; portfolio manager since July
                                 1996.
 Small Cap Growth Equity         William J. Wykle (see above); portfolio co-
                                 manager since inception.
                                 Thomas Callan (see above); portfolio co-
                                 manager since May 1998.
 International Equity            Gordon Anderson; portfolio manager with sub-
                                 adviser since 1996; prior to joining sub-
                                 adviser, Investment Director of Dunedin Fund
                                 Managers Ltd.; portfolio manager since 1996.
 International Emerging Markets  Euan Rae; Senior Investment Manager with sub-
                                 adviser since 1996; prior to joining sub-
                                 adviser, Head of Emerging Markets at Dunedin
                                 Fund Managers Ltd. and Investment Manager
                                 with Edinburgh Fund Managers; portfolio
                                 manager since 1996.
 International Small Cap Equity  Peter J. Tait; portfolio manager with sub-
                                 adviser since 1996. Director and Head of
                                 Continental European desk and Dunedin Fund
                                 Managers Ltd. from 1990 to 1996. portfolio
                                 manager since inception.
 Select Equity                   Daniel B. Eagan (see above); portfolio
                                 manager since 1995.
 Balanced                        R. Andrew Damm (see above); portfolio co-
                                 manager since 1996.
                                 Robert S. Kapito; Vice Chairman of BlackRock
                                 since 1988; portfolio co-manager since 1995.
                                 Keith T. Anderson; Managing Director and co-
                                 chair of Portfolio Management Group and
                                 Investment Strategy Committee of BlackRock
                                 since 1988; portfolio co-manager since 1995.

The section "How Are Shares Purchased And Redeemed?" has been amended as fol-lows:

The following replaces the first paragraph under "Purchase of Shares":

  Institutional Shares are offered to institutional investors, including (a) registered investment advisers with a minimum investment of $500,000 and
  (b) the trust departments of PNC Bank and its affiliates (collectively, "PNC") on behalf of clients for whom PNC (i) acts in a fiduciary capacity (excluding participant-directed employee benefit plans) or otherwise has investment discretion or (ii) acts as custodian with respect to at least $2,000,000 in assets, and individuals with a minimum investment of $2,000,000.

The following has been added after the last paragraph under "Purchase of Shares":

  In the event that a shareholder acquiring Institutional Shares on or after May 1, 1998 ceases to meet the eligibility standards for purchasing Insti-tutional Shares (other than due to fluctuations in market value), then the shareholder's Institutional Shares will, upon the direction of the Fund's distributor, automatically be converted to shares of another class of the Portfolio having the same aggregate net asset value as the shares convert-ed. If, at the time of conversion, an institution offering Service Shares of the Portfolio is acting on the shareholder's behalf, then the sharehold-er's Institutional Shares will be converted to Service Shares of the Port-folio. If not, then the shareholder's Institutional Shares will be con-verted to Investor A Shares of the Portfolio. Service Shares are currently authorized to bear additional service and processing fees at the aggregate annual rate of .30% of average daily net assets, while Investor A Shares are currently authorized to bear additional service, processing and distri-bution fees at the aggregate annual rate of .50% of average daily net as-sets.

This Supplement is dated May 26, 1998.

                                                               Rule 497(e)
                                                               File No. 33-26305


                               BLACKROCK FUNDS (SM)

                     THE EQUITY PORTFOLIOS/INVESTOR CLASSES
                         SUPPLEMENT TO PROSPECTUS DATED

                                JANUARY 28, 1998

The section "What Are The Expenses Of The Portfolios?" has been amended as fol-lows:

The expense tables appearing on pages 4 through 7 are replaced with the follow-ing:

                                 LARGE CAP                        LARGE CAP                         MID-CAP
                                VALUE EQUITY                    GROWTH EQUITY                     VALUE EQUITY
                                 PORTFOLIO                        PORTFOLIO                        PORTFOLIO
                      INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C
SHAREHOLDER
 TRANSACTION
 EXPENSES
Maximum Front-End
 Sales Charge(/1/)
 (as a percentage of
 offering price)          4.5%      None       None        4.5%      None       None        4.5%      None       None
Maximum Deferred
 Sales
 Charge(/1/)(/2/)
 (as a percentage of
 offering price)         None        4.5%       1.0%      None        4.5%       1.0%      None        4.5%       1.0%
Sales Charge on
 Reinvested
 Dividends               None       None       None       None       None       None       None       None       None
ANNUAL PORTFOLIO
 OPERATING EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory fees (after
 fee waivers)(/3/)        .54%       .54%       .54%       .55%       .55%       .55%       .79%       .79%       .79%
12b-1 fees(/3/)(/4/)      .00        .75        .75        .00        .75        .75        .00        .75        .75
Other operating
 expenses
 (after fee waivers)
 (/3/)                    .77        .77        .77        .79        .79        .79        .82        .82        .82
                         ----       ----       ----       ----       ----       ----       ----       ----       ----
 Shareholder
  servicing fee           .25        .25        .25        .25        .25        .25        .25        .25        .25
 Shareholder
  processing fee          .15        .15        .15        .15        .15        .15        .15        .15        .15
 Other expenses           .37        .37        .37        .39        .39        .39        .42        .42        .42
                         ----       ----       ----       ----       ----       ----       ----       ----       ----
Total Portfolio
 operating expenses
 (after fee
 waivers)(/3/)           1.31%      2.06%      2.06%      1.34%      2.09%      2.09%      1.61%      2.36%      2.36%
                         ====       ====       ====       ====       ====       ====       ====       ====       ====

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"
(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .80% and administration fees would be .23% for the Mid-Cap Value Equity Portfolio. BlackRock, Inc. and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating expenses dur-ing the remainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be .86% for each class of the Mid-Cap Value Equity Portfolio and "Total Portfolio operating expenses" would be 1.66% for Investor A Shares and 2.41% for Investor B Shares and Investor C Shares. The Portfolios do not expect to incur 12b-1 fees in excess of .005% with respect to Investor A Shares (otherwise pay-able at the maximum rate of .10%) during the current fiscal year.
(4) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selecting A Pricing Op-tion?" Long-term investors in Investor Shares may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the National Association of Securities Dealers, Inc. ("NASD").

                                  MID-CAP                         SMALL CAP                        SMALL CAP
                                   GROWTH                           VALUE                            GROWTH
                                   EQUITY                           EQUITY                           EQUITY
                                 PORTFOLIO                        PORTFOLIO                        PORTFOLIO
                      INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C
SHAREHOLDER
 TRANSACTION
 EXPENSES
Maximum Front-End
 Sales Charge(/1/)
 (as a percentage of
 offering price)          4.5%      None       None        4.5%      None       None        4.5%      None       None
Maximum Deferred
 Sales
 Charge(/1/)(/2/)
 (as a percentage of
 offering price)         None        4.5%       1.0%      None        4.5%       1.0%      None        4.5%       1.0%
Sales Charge on
 Reinvested
 Dividends               None       None       None       None       None       None       None       None       None
ANNUAL PORTFOLIO
 OPERATING EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory fees (after
 fee waivers)(/3/)        .79%       .79%       .79%       .55%       .55%       .55%       .55%       .55%       .55%
12b-1 fees(/3/)(/4/)      .00        .75        .75        .00        .75        .75        .00        .75        .75
Other operating
 expenses
 (after fee
 waivers)(/3/)            .82        .82        .82        .80        .80        .80        .80        .80        .80
                         ----       ----       ----       ----       ----       ----       ----       ----       ----
 Shareholder
  servicing fee           .25        .25        .25        .25        .25        .25        .25        .25        .25
 Shareholder
  processing fee          .15        .15        .15        .15        .15        .15        .15        .15        .15
 Other expenses           .42        .42        .42        .40        .40        .40        .40        .40        .40
                         ----       ----       ----       ----       ----       ----       ----       ----       ----
Total Portfolio
 operating expenses
 (after fee
 waivers)(/3/)           1.61%      2.36%      2.36%      1.35%      2.10%      2.10%      1.35%      2.10%      2.10%
                         ====       ====       ====       ====       ====       ====       ====       ====       ====

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"
(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .80% and administration fees would be .23% for the Mid-Cap Growth Equity Portfolio. BlackRock, Inc. and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating expenses dur-ing the remainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be .84% for each class of the Mid-Cap Growth Equity Portfolio and "Total Portfolio operating expenses" would be 1.64% for Investor A Shares and 2.39% for Investor B Shares and Investor C Shares. The Portfolios do not expect to incur 12b-1 fees in excess of .005% with respect to Investor A Shares (otherwise pay-able at the maximum rate of .10%) during the current fiscal year.
(4) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selecting A Pricing Op-tion?" Long-term investors in Investor Shares may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

                                                                                                 INTERNATIONAL
                               INTERNATIONAL                    INTERNATIONAL                       EMERGING
                                   EQUITY                      SMALL CAP EQUITY                     MARKETS
                                 PORTFOLIO                        PORTFOLIO                        PORTFOLIO
                      INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C
SHAREHOLDER
 TRANSACTION
 EXPENSES
Maximum Front-End
 Sales Charge(/1/)
 (as a percentage of
 offering price)          5.0%      None       None        5.0%      None       None        5.0%      None       None
Maximum Deferred
 Sales
 Charge(/1/)(/2/)
 (as a percentage of
 offering price)         None        4.5%       1.0%      None        4.5%       1.0%      None        4.5%       1.0%
Sales Charge on
 Reinvested
 Dividends               None       None       None       None       None       None       None       None       None
ANNUAL PORTFOLIO
 OPERATING EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory fees (after
 fee waivers)(/3/)        .66%       .66%       .66%       .80%       .80%       .80%      1.16%      1.16%      1.16%
12b-1 fees(/3/)(/4/)      .00        .75        .75        .00        .75        .75        .00        .75        .75
Other operating
 expenses (after fee
 waivers)(/3/)            .87        .87        .87       1.00       1.00       1.00       1.09       1.09       1.09
                         ----       ----       ----       ----       ----       ----       ----       ----       ----
 Shareholder
  servicing fee           .25        .25        .25        .25        .25        .25        .25        .25        .25
 Shareholder
  processing fee          .15        .15        .15        .15        .15        .15        .15        .15        .15
 Other expenses           .47        .47        .47        .60        .60        .60        .69        .69        .69
                          ---        ---        ---        ---        ---        ---        ---        ---        ---
Total Portfolio
 operating expenses
 (after fee
 waivers)(/3/)           1.53%      2.28%      2.28%      1.80%      2.55%      2.55%      2.25%      3.00%      3.00%
                         ====       ====       ====       ====       ====       ====       ====       ====       ====

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"
(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers, advisory fees would be .75%, 1.00% and 1.25% for the International Equity, International Small Cap Equity and International Emerging Markets Portfolios, respectively, and administration fees would be .23% for each class of each Portfolio. BlackRock, Inc. and the Portfolios' administrators are under no obligation to waive or continue waiving their fees, but have informed the Fund that they expect to waive fees as neces-sary to maintain the Portfolios' total operating expenses during the re-mainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be: (i) .88%, 1.02% and 1.09%, respectively, for each class of the Portfolios and "Total Portfolio operating expenses" would be: (ii) 1.63%, 2.02% and 2.34%, respectively, for Investor A Shares; and (iii) 2.38%, 2.77% and 3.09%, respectively, for Investor B Shares and Investor C Shares. The Portfolios do not expect to incur 12b-1 fees in excess of .005% with respect to Investor A Shares (oth-erwise payable at the maximum rate of .10%) during the current fiscal year.
(4) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selecting A Pricing Op-tion?" Long-term investors in Investor Shares may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.

                               SELECT EQUITY                     INDEX EQUITY                       BALANCED
                                 PORTFOLIO                        PORTFOLIO+                       PORTFOLIO
                      INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C INVESTOR A INVESTOR B INVESTOR C
SHAREHOLDER
 TRANSACTION
 EXPENSES
Maximum Front-End
 Sales Charge(/1/)
 (as a percentage of
 offering price)          4.5%      None       None        3.0%      None       None        4.5%      None       None
Maximum Deferred
 Sales
 Charge(/1/)(/2/)
 (as a percentage of
 offering price)         None        4.5%       1.0%      None        4.5%       1.0%      None        4.5%       1.0%
Sales Charge on
 Reinvested
 Dividends               None       None       None       None       None       None       None       None       None
ANNUAL PORTFOLIO
 OPERATING EXPENSES
 (AS A PERCENTAGE OF
 AVERAGE NET ASSETS)
Advisory fees (after
 fee
 waivers)(/3/)(/4/)       .55%       .55%       .55%      .025%      .025%      .025%       .55%       .55%       .55%
12b-1 fees(/3/)(/5/)      .00        .75        .75        .00        .75        .75        .00        .75        .75
Other operating
 expenses
 (after fee
 waivers)(/3/)            .78        .78        .78       .625       .625       .625        .82        .82        .82
                         ----       ----       ----       ----       ----       ----       ----       ----       ----
 Shareholder
  servicing fee           .25        .25        .25        .25        .25        .25        .25        .25        .25
 Shareholder
  processing fee          .15        .15        .15        .15        .15        .15        .15        .15        .15
 Other expenses           .38        .38        .38       .225       .225       .225        .42        .42        .42
                         ----       ----       ----       ----       ----       ----       ----       ----       ----
Total Portfolio
 operating expenses
 (after fee
 waivers)(/3/)           1.33%      2.08%      2.08%       .65%      1.40%      1.40%      1.37%      2.12%      2.12%
                         ====       ====       ====       ====       ====       ====       ====       ====       ====

(1) Reduced front-end sales charges may be available. A deferred sales charge of up to 1.00% is assessed on certain redemptions of Investor A Shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more. See "What Is the Schedule of Sales Charges and Exemp-tions?"
(2) This amount applies to redemptions during the first year. The deferred sales charge for Investor B Shares decreases for redemptions made in subse-quent years. No deferred sales charge is charged after the sixth year on Investor B Shares or after the first year on Investor C Shares. See "What Is the Schedule of Sales Charges and Exemptions?"
(3) "Other expenses" includes the administration fees payable by the Portfo-lios. Without waivers administration fees would be .23% for the Index Eq-uity Portfolio. BlackRock, Inc. and the Portfolios' administrators are un-der no obligation to waive or continue waiving their fees, but have in-formed the Fund that they expect to waive fees as necessary to maintain the Portfolios' total operating expenses during the remainder of the current fiscal year at the levels set forth in the table. Without waivers, "Other operating expenses" would be .65% for each class of the Index Equity Port-folio and "Total Portfolio operating expenses" would be .85% for Investor A Shares and 1.60% for Investor B Shares and Investor C Shares. The Portfo-lios do not expect to incur 12b-1 fees in excess of .005% with respect to Investor A Shares (otherwise payable at the maximum rate of .10%) during the current fiscal year.
(4) Advisory fees with respect to the Index Equity Portfolio represent advisory fees of the Index Master Portfolio.
(5) Investors with a long-term perspective may prefer Investor A Shares, as de-scribed under "What Are The Key Considerations In Selection A Pricing Op-tion?" Long-term investors in Investor Shares may pay more than the eco-nomic equivalent of the maximum front-end sales charges permitted by the rules of the NASD.
 + Includes the operating expenses of the Index Master Portfolio that are allo-cable to the Index Equity Portfolio.

The information in the Example on page 8 is replaced with the following:

EXAMPLE

An investor in Investor Shares would pay the following expenses on a $1,000 in-vestment assuming (1) a 5% annual return, (2) redemption at the end of each time period and (3) with respect to Investor B shares only, no redemption at the end of each time period:

                                   ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
Large Cap Value Equity Portfolio
 A Shares*                           $58       $ 85        $114      $196
 B Shares (Redemption)**              66        102         133       219***
 B Shares (No Redemption)             21         65         111       219***
 C Shares                             21         65         111       239
Large Cap Growth Equity Portfolio
 A Shares*                            58         86         115       199
 B Shares (Redemption)**              66        103         136       223***
 B Shares (No Redemption)             21         65         112       223***
 C Shares                             21         65         112       242
Mid-Cap Value Equity Portfolio
 A Shares*                            61         94         N/A       N/A
 B Shares (Redemption)**              69        111         N/A       N/A
 B Shares (No Redemption)             24         74         N/A       N/A
 C Shares                             24         74         N/A       N/A
Mid-Cap Growth Equity Portfolio
 A Shares*                            61         94         N/A       N/A
 B Shares (Redemption)**              69        111         N/A       N/A
 B Shares (No Redemption)             24         74         N/A       N/A
 C Shares                             24         74         N/A       N/A
Small Cap Value Equity Portfolio
 A Shares*                            58         86         116       200
 B Shares (Redemption)**              66        103         135       224***
 B Shares (No Redemption)             21         66         113       224***
 C Shares                             21         66         113       243
Small Cap Growth Equity Portfolio
 A Shares*                            58         86         116       200
 B Shares (Redemption)**              66        103         135       224***
 B Shares (No Redemption)             21         66         113       224***
 C Shares                             21         66         113       243
International Equity Portfolio
 A Shares*                            65         96         129       223
 B Shares (Redemption)**              68        108         144       242***
 B Shares (No Redemption)             23         71         122       242***
 C Shares                             23         71         122       262
International Small Cap Equity
 Portfolio
 A Shares*                            62         99         N/A       N/A
 B Shares (Redemption)**              71        116         N/A       N/A
 B Shares (No Redemption)             26         79         N/A       N/A
 C Shares                             26         79         N/A       N/A
International Emerging Markets
 Portfolio
 A Shares*                            72        117         164       296
 B Shares (Redemption)**              75        129         179       314***
 B Shares (No Redemption)             30         93         158       314***
 C Shares                             30         93         158       332
Select Equity Portfolio
 A Shares*                            58         85         115       198
 B Shares (Redemption)**              66        102         134       222***
 B Shares (No Redemption)             21         65         112       222***
 C Shares                             21         65         112       241
Index Equity Portfolio
 A Shares*                            36         50          65       109
 B Shares (Redemption)**              59         82         100       147***
 B Shares (No Redemption)             14         44          77       147***
 C Shares                             14         44          77       168
Balanced Portfolio
 A Shares*                            58         86         117       202
 B Shares (Redemption)**              67        103         136       226***
 B Shares (No Redemption)             22         66         114       226***
 C Shares                             22         66         114       245

 * Reflects the imposition of the maximum front-end sales charge at the begin-ning of the period.
 ** Reflects the deduction of the deferred sales charge.
*** Based on the conversion of the Investor B Shares to Investor A Shares after eight years.

The section "What Are The Portfolios' Financial Highlights?" has been amended as follows:

The Financial Highlights table for the International Small Cap Equity Portfolio appearing on page 17 is replaced with the following:

                    INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

                               INVESTOR A                  INVESTOR B                  INVESTOR C
                                 SHARES                      SHARES                      SHARES
                           FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                           PERIOD         PERIOD       PERIOD         PERIOD       PERIOD         PERIOD
                           10/1/97      9/26/97/1/     10/1/97      9/26/97/1/     10/1/97      9/26/97/1/
                           THROUGH       THROUGH       THROUGH       THROUGH       THROUGH       THROUGH
                           2/28/98       9/30/97       2/28/98       9/30/97       2/28/98       9/30/97
NET ASSET VALUE AT
 BEGINNING OF PERIOD       $  9.94       $ 10.00       $  9.94       $ 10.00       $  9.94       $ 10.00
                           -------       -------       -------       -------       -------       -------
Income from investment
 operations
 Net investment income       (0.01)          - -         (0.03)          - -         (0.03)          - -
 Net gain (loss) on
  investments (both
  realized and
  unrealized)                 0.52         (0.06)         0.51         (0.06)         0.51         (0.06)
                           -------       -------       -------       -------       -------       -------
  Total from investment
   operations                 0.51         (0.06)         0.48         (0.06)         0.48         (0.06)
                           -------       -------       -------       -------       -------       -------
LESS DISTRIBUTIONS
 Distributions from net
  investment income            - -           - -           - -           - -           - -           - -
 Distributions from net
  realized capital gains     (0.03)          - -         (0.02)          - -         (0.02)          - -
                           -------       -------       -------       -------       -------       -------
  Total distributions        (0.03)          - -         (0.02)          - -         (0.02)          - -
                           -------       -------       -------       -------       -------       -------
NET ASSET VALUE AT END OF
 PERIOD                    $ 10.42       $  9.94       $ 10.40       $  9.94       $ 10.40       $  9.94
                           =======       =======       =======       =======       =======       =======
Total return                  4.88%/3/     (0.30)%/3/     4.52%/3/     (0.30)%/3/     4.52%/3/     (0.30)%/3/
RATIOS/SUPPLEMENTAL DATA
 Net assets at end of
  period (in thousands)    $   782       $   326       $ 1,601       $   711       $   321       $   182
 Ratios of expenses to
  average net assets
 After
  advisory/administration
  fee waivers                 1.79%/2/      1.30%/2/      2.52%/2/      1.30%/2/      2.53%/2/      1.30%/2/
 Before
  advisory/administration
  fee waivers                 2.08%/2/      1.52%/2/      2.81%/2/      1.52%/2/      2.82%/2/      1.52%/2/
 Ratios of net investment
  income to average net
  assets
 After
  advisory/administration
  fee waivers                (0.16)%/2/     1.44%/2/     (0.91)%/2/     1.58%/2/     (0.90)%/2/     1.44%/2/
 Before
  advisory/administration
  fee waivers                (0.45)%/2/     1.22%/2/     (1.20)%/2/     1.35%/2/     (1.18)%/2/     1.22%/2/
PORTFOLIO TURNOVER RATE         23%            0%           23%            0%           23%            0%
AVERAGE COMMISSION
 RATE/4/                   $0.0294       $0.0268       $0.0294       $0.0268       $0.0294       $0.0268

/1/Commencement of operations of share class.
/2/Annualized.
/3/Neither front-end sales load nor contingent deferred sales load is reflected in total return.
/4/Computed by dividing the total amount of commission paid by the total number of shares purchased and sold during the period.

The Prospectus is amended to reflect the fact that BlackRock, Inc. has changed its name to BlackRock Advisors, Inc.

The section "Who Manages The Fund?" is amended to reflect that effective March 31, 1998, BlackRock Financial Management, Inc. ("BlackRock") acts as sub-ad-viser to each of the Portfolios other than the Index Equity Portfolio and the International Portfolios as a result of the merger of Provident Capital Manage-ment, Inc. and PNC Equity Advisors Company into BlackRock. BlackRock Interna-tional, Ltd. (formerly CastleInternational Asset Management Limited) acts as sub-adviser to each of the International Portfolios.

The section "Who Manages The Fund?" has been amended as follows:

The Portfolios (other than the Index Equity Portfolio) and their portfolio man-agers are as follows:

       BLACKROCK PORTFOLIO                     PORTFOLIO MANAGER
       -------------------                     -----------------
 Large Cap Value Equity          Daniel B. Eagan; portfolio manager with sub-
                                 adviser since 1995; director of investment
                                 strategy at BlackRock, Inc. during 1994 and
                                 1995; prior to 1994, served as senior
                                 research consultant for Mercer Investment
                                 Consulting; portfolio manager since January
                                 1997.
 Large Cap Growth Equity         R. Andrew Damm; portfolio manager with sub-
                                 adviser since 1997; senior investment
                                 strategist with BlackRock, Inc. since 1995;
                                 portfolio manager with PNC Bank from 1988 to
                                 1995; Mr. Damm has participated in the
                                 management of the Portfolio since 1996 and
                                 has been designated portfolio manager since
                                 September 1997.
 Mid-Cap Value Equity            Christian K. Stadlinger, portfolio manager
                                 with sub-adviser since July 1996; prior to
                                 joining sub-adviser, portfolio manager and
                                 Research Analyst with Morgan Stanley Asset
                                 Management; portfolio co-manager since
                                 inception.
                                 Daniel B. Eagan (see above); portfolio co-
                                 manager since inception.
 Mid-Cap Growth Equity           William J. Wykle; portfolio manager with sub-
                                 adviser since 1995; investment manager with
                                 PNC Bank, National Association since 1986;
                                 portfolio co-manager since inception.
                                 Thomas Callan; portfolio manager with sub-
                                 adviser since 1996; equity analyst with PNC
                                 Bank from 1993 to 1996; portfolio co-manager
                                 since May 1998.
 Small Cap Value Equity          Christian K. Stadlinger, portfolio manager
                                 with sub-adviser since July 1996; prior to
                                 joining sub-adviser, portfolio manager and
                                 Research Analyst with Morgan Stanley Asset
                                 Management; portfolio manager since July
                                 1996.
 Small Cap Growth Equity         William J. Wykle (see above); portfolio co-
                                 manager since its inception.
                                 Thomas Callan (see above); portfolio co-
                                 manager since May 1998.
 International Equity            Gordon Anderson; portfolio manager with sub-
                                 adviser since 1996; prior to joining sub-
                                 adviser, Investment Director of Dunedin Fund
                                 Managers Ltd.; portfolio manager since 1996.
 International Emerging Markets  Euan Rae; portfolio manager with sub-adviser since 1996; prior to joining sub-adviser,
                                 Head of Emerging Markets at Dunedin Fund
                                 Managers Ltd. and Investment Manager with
                                 Edinburgh Fund Managers; portfolio manager
                                 since 1996.
 International Small Cap Equity  Peter J. Tait; portfolio manager with sub-
                                 adviser since 1996. Director and Head of
                                 Continental European desk and Dunedin Fund
                                 Managers Ltd. from 1990 to 1996; portfolio
                                 manager since inception.
 Select Equity                   Daniel B. Eagan (see above); portfolio
                                 manager since 1995.
 Balanced                        R. Andrew Damm (see above); portfolio co-
                                 manager since 1996.
                                 Robert S. Kapito; Vice Chairman of BlackRock
                                 since 1988; portfolio co-manager since 1995.
                                 Keith T. Anderson; Managing Director and co-
                                 chair of portfolio Management Group and
                                 Investment Strategy Committee of BlackRock
                                 since 1988; portfolio co-manager since 1995.

The section "How Are Shares Purchased?" is amended as follows:

The following has been added after the last paragraph under "Other Purchase In-formation":

  In the event that a shareholder acquiring Investor A Shares on or after May 1, 1998 at a future date meets the eligibility standards for purchasing In-stitutional Shares (other than due to fluctuations in market value), then the shareholder's Investor A Shares will, upon the direction of the Fund's distributor, automatically be converted to Institutional Shares of the Portfolio having the same aggregate net asset value as the shares convert-ed.

This Supplement is dated May 26, 1998.